Nature of Operations and Basis of Presentation (Details) $ in Millions	3 Months Ended		10 Months Ended
	Mar. 31, 2018 USD ($) drilling_unit segment	Mar. 31, 2017 USD ($)	Oct. 16, 2017 segment
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Number of Operating Segments | segment	3		2
Number of fleet of self-elevating mobile offshore jack-up drilling units | drilling_unit	23
Number of ultra-deepwater drillships | drilling_unit	4
Cumulative effect of new accounting principle in period of adoption	$ 5.5	$ 206.6
Other	6.0	0.2
Retained earnings [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Cumulative effect of new accounting principle in period of adoption	51.1	$ 206.6
Accounting Standards Update 2014-09 [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Other	5.5
Accounting Standards Update 2014-09 [Member] | Retained earnings [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Cumulative effect of new accounting principle in period of adoption	5.5
Accounting Standards Update 2016-02 [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Undiscounted future minimum lease commitments	40.0
Estimated present value of future lease commitments	$ 30.0
Saudi Arabia Joint Venture [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Number of fleet of self-elevating mobile offshore jack-up drilling units | drilling_unit	5
Saudi Arabia Joint Venture [Member] | Saudi Aramco [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Parent Company [Member] | Saudi Arabia Joint Venture [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Accounting Standards Update 2018-02 [Member] | Retained earnings [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Cumulative effect of new accounting principle in period of adoption	$ 45.6